Recent Accounting Pronouncements (Notes)	3 Months Ended
Jun. 28, 2013
Accounting Changes and Error Corrections [Abstract]
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
Recent Accounting Pronouncements

New Accounting Standards

During the first quarter of fiscal year 2014, the Company adopted the following Accounting Standard Updates (ASUs):

In July 2013, the FASB issued ASU 2013-11, “Presentation of an Unrecognized Tax Benefits When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists”, which requires that an unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except as follows. To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. The amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The amendments in this update are consistent with CSC's existing practices and adoption of the amendments in this update did not have a material effect on CSC's Consolidated Condensed Financial Statements.

In February 2013, the FASB issued ASU 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (AOCI),” which requires entities to disclose the effect of significant reclassifications out of AOCI on the respective line items in net income unless the amounts are not reclassified in their entirety to net income. For amounts that are not required to be reclassified in their entirety to net income in the same reporting period, entities are required to cross-reference other disclosures that provide additional detail about those amounts. The amendments are effective for fiscal years and interim periods within those years, beginning after December 15, 2012. The Company adopted the amendments of this update during the first quarter of fiscal 2014 and included additional disclosures in the Consolidated Condensed Financial Statements (see Note 11).

In December 2011, the FASB issued ASU 2011-11, “Disclosures about Offsetting Assets and Liabilities,” which was subsequently amended in January 2013 when the FASB issued ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”. Together, these ASUs provide guidance on disclosure of information pertaining to the offsetting (netting) of assets and liabilities in the financial statements. The amendments in these ASUs affect all entities that have financial instruments and derivative instruments that either (1) offset in accordance with either ASC 210-20-45 or ASC 815-10-45, or (2) are subject to an enforceable master netting arrangement or similar agreement. ASU 2011-11 amends the existing disclosure requirements on offsetting in ASC 210-20-50 by requiring disclosures relating to gross amounts of recognized assets and liabilities, the amounts that are offset, net amounts presented in the balance sheet, and amounts subject to an enforceable master netting arrangement or similar agreement. The amendments in these updates became effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The Company adopted the amendments in this update during the first quarter of fiscal 2014 and included additional disclosures in the Consolidated Condensed Financial Statements (see Note 7).

Standards Issued But Not Yet Effective

The following ASUs were recently issued but have not yet been adopted by CSC:

In February 2013, the FASB issued ASU No. 2013-04, "Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date.” This ASU requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance in this ASU also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. For CSC, the amendments of this ASU will be effective in fiscal 2015. The Company is in the process of evaluating the impact of adopting the ASU on CSC's Consolidated Condensed Financial Statements.

In March 2013, the FASB issued ASU No. 2013-05, Foreign Currency Matters (Topic 830): “Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity,” which resolves the diversity in practice about whether Subtopic 810-10, Consolidation - Overall, or Subtopic 830-30, Foreign Currency Matters - Translation of Financial Statements, applies to the release of the cumulative translation adjustment into net income when a parent either sells a part of or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business within a foreign entity. In addition, the amendments resolve the diversity in practice for the treatment of business combinations achieved in stages (i.e. step acquisitions) involving a foreign entity. The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. For CSC, the amendments of this ASU will be effective in fiscal 2015. The Company is in the process of evaluating the impact of adopting the ASU on CSC's Consolidated Condensed Financial Statements.